Goodwill (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Impairment of intangible assets and goodwill		$ 7,642
Intangible assets and goodwill		$ 372